Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	₱ 17,475
Balances at end of the year	19,167	₱ 17,475
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	17,196	17,215
Provisions from continuing operations	3,838	3,875
Translation adjustments	26	23
Write-offs	(2,206)	(3,892)
Reclassifications and reversals	43	(67)
Others		42
Balances at end of the year	18,897	17,196
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,596	4,190
Provisions from continuing operations	141	(143)
Translation adjustments	21	21
Reclassifications and reversals	9	(472)
Balances at end of the year	3,767	3,596
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	13,600	13,025
Provisions from continuing operations	3,697	4,018
Translation adjustments	5	2
Write-offs	(2,206)	(3,892)
Reclassifications and reversals	34	405
Others		42
Balances at end of the year	15,130	13,600
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	576	1,448
Provisions from continuing operations	231	(484)
Reclassifications and reversals	(84)	(388)
Balances at end of the year	723	576
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	9,290	8,250
Provisions from continuing operations	2,926	3,537
Write-offs	(1,760)	(2,975)
Reclassifications and reversals	73	436
Others		42
Balances at end of the year	10,529	9,290
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	2,400	2,126
Provisions from continuing operations	(83)	322
Translation adjustments	9	21
Reclassifications and reversals	547	(69)
Balances at end of the year	2,873	2,400
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,513	3,820
Provisions from continuing operations	764	472
Translation adjustments	5	2
Write-offs	(446)	(916)
Reclassifications and reversals	(20)	135
Balances at end of the year	3,816	3,513
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	14	8
Provisions from continuing operations	(6)	6
Reclassifications and reversals	10	0
Balances at end of the year	18	14
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	63	116
Write-offs		(1)
Reclassifications and reversals	3	(52)
Balances at end of the year	66	63
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year		1
Reclassifications and reversals		(1)
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	606	608
Provisions from continuing operations	(1)	13
Translation adjustments	12
Reclassifications and reversals	(464)	(15)
Balances at end of the year	153	606
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	734	838
Provisions from continuing operations	7	9
Reclassifications and reversals	(22)	(113)
Balances at end of the year	₱ 719	₱ 734